Bank Premises and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Bank Premises and Equipment
NOTE F—BANK PREMISES AND EQUIPMENT
Bank premises and equipment are summarized as follows:

	December 31
(In thousands)	2023	2022
Land	$62,506	$63,594
Buildings and improvements	204,841	204,255
Leasehold improvements	42,752	42,309
Furniture, fixtures and equipment	118,514	113,900

	428,613	424,058
Less allowance for depreciation and amortization	(238,093)	(224,897)

Bank premises and equipment	$190,520	$199,161

Depreciation expense was $17,191,000, $18,237,000, and $16,583,000 for years endi ng
December 31, 2023, 2022 and 2021, respectively, while amortization expense was $310,000, $343,000 and $331,000 for the years ended December 31, 2023, 2022 and 2021, respectively.